Leases (Tables)	12 Months Ended
Mar. 31, 2023
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Summary Of Break Up Of Lease Liabilities Included In Consolidated Balance Sheet
The following amounts are included in the Consolidated Balance Sheet:

	As at March 31,
	2023		2023		2022

	(In millions)
Current lease liabilities (Refer Note 23)	US$	107.7	Rs.	8,844.8	Rs.	8,095.4
Non-current lease liabilities (Refer Note 24)		921.1		75,684.9		59,624.4

Total lease liabilities	US$	1,028.7	Rs.	84,529.7	Rs.	67,719.8

Summary Of Lease Liabilities Amounts Recognised In The Consolidated Statement Of Cash Flow
The following amounts are recognised in the consolidated income statement:

	For the year ended March 31,
	2023		2023		2022

	(In millions)
Interest expense on lease liabilities	US$	76.3	Rs.	6,271.9	Rs.	5,417.6
Variable lease payment not included in the measurement of lease liabilities		0.5		39.8		35.7
Expenses related to short-term leases		14.3		1,174.7		1,155.8
Expenses related to low-value assets, excluding short-term leases of low-value assets		15.2		1,245.5		1,151.4
Income from sub-leasing of right-of-use assets	US$	1.2	Rs.	99.2	Rs.	9.9

Summary Of Quantitative Information About Right to use Assets
Right of use assets consist of the following:

															(In millions)
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
Cost as at April 1, 2022	Rs.	3,034.9	Rs.	77,858.8	Rs.	15,605.6	Rs.	1,681.9	Rs.	3,133.8	Rs.	4,495.6	Rs.	497.7	Rs.	106,308.3
Additions		59.9		14,440.1		2,525.4		20.2		2,257.1		554.2		—		19,856.9
Disposals/Adjustments		(247.4)		(3,488.4)		(3,672.2)		(43.1)		(1,259.5)		(3,170.7)		(173.0)		(12,054.3)
Currency translation		37.4		2,220.9		182.7		87.4		31.3		15.8		2.7		2,578.2

Cost as at March 31, 2023		2,884.8		91,031.4		14,641.5		1,746.4		4,162.7		1,894.9		327.4		116,689.1

Accumulated amortisation as at April 1, 2022		(1,198.1)		(23,132.9)		(9,083.6)		(628.6)		(1,297.5)		(3,749.8)		(357.4)		(39,447.9)
Amortisation for the year		(337.1)		(7,392.1)		(2,300.0)		(136.3)		(400.8)		(438.3)		(69.9)		(11,074.5)
Amortisation - considered as employee cost		—		—		—		—		(593.9)		—		—		(593.9)
Reversal of impairment loss (refer note 18(c))		—		2,143.9		—		—		—		—		—		2,143.9
Disposals/Adjustments		19.5		3,160.7		3,207.7		43.1		1,172.4		3,154.7		163.3		10,921.4
Currency translation		(38.3)		(397.2)		(153.7)		(31.8)		(7.2)		4.2		(3.5)		(627.5)

Accumulated amortisation as at March 31, 2023		(1,554.0)		(25,617.6)		(8,329.6)		(753.6)		(1,127.0)		(1,029.2)		(267.5)		(38,678.5)

Net carrying amount as at March 31, 2023	Rs.	1,330.8	Rs.	65,413.8	Rs.	6,311.9	Rs.	992.8	Rs.	3,035.7	Rs.	865.7	Rs.	59.9	Rs.	78,010.6

															US$	949.4

															(In millions)
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
Cost as at April 1, 2021	Rs.	3,060.1	Rs.	69,650.7	Rs.	14,045.9	Rs.	1,414.8	Rs.	1,753.7	Rs.	4,164.6	Rs.	398.1	Rs.	94,487.9
Additions				10,778.9		1,808.8		331.8		1,493.9		439.7		107.4		14,960.5
Disposals/Adjustments		—		(1,571.0)		(121.4)		—		(84.6)		(70.2)		—		(1,847.2)
Currency translation		(25.2)		(999.8)		(127.7)		(64.7)		(29.2)		(38.5)		(7.8)		(1,292.9)

Cost as at March 31, 2022		3,034.9		77,858.8		15,605.6		1,681.9		3,133.8		4,495.6		497.7		106,308.3

Accumulated amortisation as at April 1, 2021		(818.5)		(17,257.7)		(6,701.3)		(292.7)		(927.4)		(3,387.7)		(195.8)		(29,581.1)
Amortisation for the year		(397.4)		(7,087.2)		(2,476.7)		(350.8)		(217.8)		(462.1)		(168.2)		(11,160.2)
Amortisation - considered as employee cost		—		—		—		—		(208.0)		—		—		(208.00)
Reversal of impairment loss (refer note 18 ( c ))		—		37.6		—		—		—		—		—		37.6
Disposals/Adjustments		—		864.0		1.6		—		32.5		70.2		—		968.3
Currency translation		17.8		310.4		92.8		14.9		23.2		29.8		6.6		495.5

Accumulated amortisation as at March 31, 2022		(1,198.1)		(23,132.9)		(9,083.6)		(628.6)		(1,297.5)		(3,749.8)		(357.4)		(39,447.9)

Net carrying amount as at March 31, 2022	Rs.	1,836.8	Rs.	54,725.9	Rs.	6,522.0	Rs.	1,053.3	Rs.	1,836.3	Rs.	745.8	Rs.	140.3	Rs.	66,860.4

Summary of Additional Information about Leasing Activities for Lessor
The following amounts are included in the Consolidated Balance Sheet:

	As at March 31,
	2023		2023		2022

	(In millions)
Current lease receivables	US$	4.8	Rs.	391.4	Rs.	289.2
Non-current lease receivables		65.6		5,391.3		4,307.0

Total lease receivables	US$	70.4	Rs.	5,782.7	Rs.	4,596.2

The following amounts are recognised in the consolidated income statement:

	For the year ended March 31,
	2023		2023		2022

	(In millions)
Sales Revenue for finance leases	US$	16.9	Rs.	1,389.4	Rs.	2,785.8
Finance income on the net investment in finance leases		5.7		470.3		260.2

Summary of Maturity Analysis of Finance Lease Payments Receivable
The table below provides details regarding the contractual maturities of finance lease receivables as at March 31, 2023 and March 31, 2022:

	As at March 31,
	2023		2023		2022

	(In millions)
Due in 1st Year	US$	4.8	Rs.	391.4	Rs.	289.2
Due in 2nd Year		5.6		456.8		334.9
Due in 3rd to 5th Year		19.1		1,572.4		1,148.6
Due beyond 5th Year		40.9		3,362.1		2,823.5

Total contractual cash flows	US$	70.4	Rs.	5,782.7	Rs.	4,596.2